Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Schedule of property and equipment, net

	Estimated useful life	March 31, 2025	December 31, 2024
Finance lease ROU asset	4-5 years	$33,662	$33,662
Computers and equipment	3-5 years	171,243	164,299
Less: Accumulated depreciation and amortization		(154,789)	(146,574)
Property and equipment, net		$50,116	$51,387

	Estimated useful life	December 31, 2024	December 31, 2023
Finance lease ROU asset	4-5 years	33,662	33,662
Computers and equipment	3-5 years	164,299	162,386
Less: Accumulated depreciation and amortization		(146,574)	(114,010)
Property and equipment, net		51,387	82,038